Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Shareholding structure of Shareholders of Parent

As of December 31, issued share capital is as follows:

(In thousand Euros)	Total shares	Share Capital
December 31, 2025
Class A shares of euro 2.40 nominal value each	16,778,631	40,275
Class B shares of euro 24.00 nominal value each	355,040	8,521
Class C shares of euro 21.60 nominal value each	808,500	17,464
Total	17,942,171	66,260

(In thousand Euros)	Total shares	Share Capital
December 31, 2024
Class A shares of euro 0.12 nominal value each	237,362,279	28,490
Class B shares of euro 1.20 nominal value each	13,500,793	16,201
Class C shares of euro 1.08 nominal value each	9,770,000	10,552
Total	260,633,072	55,243

Summary of authorized share capital

As at December 31, authorized share capital is as follows:

December 31, 2025	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)

Class A	36,525,000	2.40	87,660
Class B	2,011,500	24.00	48,276
Conversion shares	488,500	21.60	10,552
Total	39,025,000		146,488

December 31, 2024	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)

Class A	409,770,000	0.12	49,172
Class B	40,230,000	1.20	48,276
Conversion shares	9,770,002	1.08	10,552
Total	459,770,002		108,000

Summary of Movement of Share Capital And Share premium

Movement of share capital and share premium are as follows:

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)
At December 31, 2024	260,633,072		55,243	531,113

January 2025: Stock option plan execution (MSOP/RSU) (Class A shares)	16,189	0.12	2	41
January 2025: Capital increase (ATM) (Class A shares)	739,742	0.12	89	314
February 2025: Stock option plan execution (RSU) (Class A shares)	574,272	0.12	69	903
February 2025: Capital increase (Private placement) (Class A shares)	26,707,142	0.12	3,205	6,204
March 2025: Stock option plan execution (MSOP/RSU) (Class A shares)	197,136	0.12	24	463
April 2025: Stock option plan execution (RSU) (Class A shares)	309,899	0.12	37	1,490
May 2025: Stock option plan execution (RSU) (Class A shares)	16,170	0.12	2	28
June 2025: Stock option plan execution (RSU/ESPP) (Class A shares)	757,242	0.12	91	199
June 2025: Capital increase (Private Placement) (Class A shares)	22,458,944	0.12	2,695	2,194
June 2025: Capital increase (Private Placement - SETT) (Class A shares)	37,759,630	0.12	4,531	3,825
June 2025: Off sett share premium and accumulated deficit	—	—	—	(542,972)
Reverse stock split	(332,660,967)	2.40	—	—
August 2025: Stock option plan execution (ESOP/MSOP/RSU) (Class A shares)	87,265	2.40	209	2,582
September 2025: Stock option plan execution (ESOP/MSOP/RSU) (Class A shares)	2,346	2.40	6	233
October 2025: Stock option plan execution (MSOP/RSU) (Class A shares)	2,673	2.40	6	223
November 2025: Stock option plan execution (MSOP/RSU) (Class A shares)	18,102	2.40	43	519
November 2025: Change Class B shares into Class A shares and Class C shares	320,000	—	—
December 2025: Stock option plan execution (MSOP) (Class A shares)	3,314	2.40	8	84
At December 31, 2025	17,942,171		66,260	7,443

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)

At December 31, 2023	211,161,261		50,352	481,615

January 2024: Stock option plan execution (MSOP/Warrants) (Class A shares)	219,240	0.12	26	151
February 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	234,625	0.12	28	923
March 2024: Stock option plan execution (MSOP/RSU) (Class A shares)	622,615	0.12	75	1,312
March 2024: Change Class B shares into Class A shares and Class C shares	3,750,000	—	—	—
April 2024: Stock option plan execution (MSOP/RSU) (Class A shares)	684,537	0.12	82	4,816
May 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	100,708	0.12	12	400
June 2024: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	548,207	0.12	66	657
July 2024: Stock option plan execution (MSOP) (Class A shares)	39,520	0.12	5	229
July 2024: Payment in shares earn out Ares (Class A shares)	380,208	0.12	45	410
August 2024: Capital increase (Private placement) (Class A shares)	36,334,277	0.12	4,360	37,045
August 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	116,765	0.12	14	1,094
September 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	128,256	0.12	15	325
October 2024: Stock option plan execution (ESOP/RSU) (Class A shares)	56,770	0.12	7	293
November 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	333,118	0.12	40	1,431
December 2024: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	847,571	0.12	102	827
December 2024: Capital increase (ATM) (Class A shares)	75,394	0.12	9	34
December 2024: Change Cass B shares into Class A shares and Class C shares	5,000,000	—	—	—
Other movements	—	—	5	(449)
At December 31, 2024	260,633,072		55,243	531,113